Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	10,087	11,456	11,558
Weighted average remaining contractual life, options outstanding	6 years 6 months 14 days
Weighted average exercise price, options outstanding | $ / shares	$ 71.65	$ 70.75	$ 72.74
Number of stock, option exercisable | shares	3,333	4,737
Weighted average exercise price, option exercisable | $ / shares	$ 75.39	$ 73.1
Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	2,363
Weighted average remaining contractual life, options outstanding	8 years 7 days
Weighted average exercise price, options outstanding | $ / shares	$ 59.99
Number of stock, option exercisable | shares
Weighted average exercise price, option exercisable | $ / shares
Ranges of exercise prices for outstanding share options two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	4,423
Weighted average remaining contractual life, options outstanding	5 years 5 months 4 days
Weighted average exercise price, options outstanding | $ / shares	$ 70.17
Number of stock, option exercisable | shares	2,313
Weighted average exercise price, option exercisable | $ / shares	$ 71.62
Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	3,301
Weighted average remaining contractual life, options outstanding	6 years 11 months 15 days
Weighted average exercise price, options outstanding | $ / shares	$ 81.98
Number of stock, option exercisable | shares	1,020
Weighted average exercise price, option exercisable | $ / shares	$ 83.95